Other income, net - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Partnership company
Other income, net
Cash dividend from equity investments	¥ 0	¥ 0	¥ 45